SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Schedule Of Summarized Financial Information And Non-Guarantor Subsidiaries (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Revenue		$ 75,731	$ 62,752
Net income attributable to shareholders		3,966	(134)
Total assets	$ 343,696	391,003	343,696
Total liabilities	221,054	256,262	221,054
Non-controlling interest - preferred equity	230	230	230
The Corporation
Disclosure of subsidiaries [line items]
Revenue		1,373	626
Net income attributable to shareholders		3,966	(134)
Total assets	73,898	84,793	73,898
Total liabilities	38,060	38,438	38,060
Non-controlling interest - preferred equity	0	0	0
BFI
Disclosure of subsidiaries [line items]
Revenue		250	280
Net income attributable to shareholders		(8)	73
Total assets	7,207	8,256	7,207
Total liabilities	5,547	6,387	5,547
Non-controlling interest - preferred equity	0	0	0
Brookfield Finance Inc II [Member]
Disclosure of subsidiaries [line items]
Revenue		0	0
Net income attributable to shareholders		0	0
Total assets	0	0	0
Total liabilities	0	0	0
Non-controlling interest - preferred equity	0	0	0
BFL
Disclosure of subsidiaries [line items]
Revenue		33	28
Net income attributable to shareholders		0	0
Total assets	600	607	600
Total liabilities	596	597	596
Non-controlling interest - preferred equity	0	0	0
Brookfield Finance LLC II [Member]
Disclosure of subsidiaries [line items]
Revenue		0	0
Net income attributable to shareholders		0	0
Total assets	0	0	0
Total liabilities	0	0	0
Non-controlling interest - preferred equity	0	0	0
Brookfield Finance Australia [Member]
Disclosure of subsidiaries [line items]
Revenue		0	0
Net income attributable to shareholders		0	0
Total assets	0	0	0
Total liabilities	0	0	0
Non-controlling interest - preferred equity	0	0	0
Brookfield Finance I (UK) PLC
Disclosure of subsidiaries [line items]
Revenue	2	9	2
Net income attributable to shareholders	1	5	230
Total assets	233	843	233
Total liabilities	3	603	3
Non-controlling interest - preferred equity	230	230	230
BIC
Disclosure of subsidiaries [line items]
Revenue		121	163
Net income attributable to shareholders		(251)	91
Total assets	4,280	5,433	4,280
Total liabilities	2,690	3,734	2,690
Non-controlling interest - preferred equity	0	0	0
Subsidiaries of the Corporation other than BFI, BFL and BIC
Disclosure of subsidiaries [line items]
Revenue		82,663	70,385
Net income attributable to shareholders		6,100	6,368
Total assets	350,687	400,288	350,687
Total liabilities	206,877	237,100	206,877
Non-controlling interest - preferred equity	0	0	0
Material reconciling items
Disclosure of subsidiaries [line items]
Revenue		(8,718)	(8,732)
Net income attributable to shareholders		(5,846)	(6,533)
Total assets	(93,209)	(109,217)	(93,209)
Total liabilities	(32,719)	(30,597)	(32,719)
Non-controlling interest - preferred equity	$ 0	$ 0	$ 0